Earnings per share - Additional Information (Details)			3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 17, 2020	Sep. 30, 2021 shares	Jun. 30, 2021	Sep. 30, 2021
Earnings per share [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days	10 days
January 1, 2018
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)			25,655
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	24,759	32,140			24,406
Key management personnel of entity or parent
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			24,759